SCHWAB STRATEGIC TRUST

Schwab® U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab® U.S. Large-Cap ETF
Schwab® U.S. Large-Cap Growth ETF
Schwab® U.S. Large-Cap Value ETF
Schwab® U.S. Mid-Cap ETF
Schwab® U.S. Small-Cap ETF
Schwab® U.S. Dividend Equity ETF

SCHWAB CAPITAL TRUST

Schwab® S&P 500 Index Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab® Fundamental US Large Company Index Fund
Schwab® Fundamental US Small Company Index Fund

SCHWAB INVESTMENTS
Schwab 1000 Index® Fund
SCHWAB ANNUITY PORTFOLIOS
Schwab® S&P 500 Index Portfolio
(each a Fund)
Supplement dated June 27, 2023, to each fund’s currently effective Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.
Effective June 27, 2023, all references to Sabya Sinha in each fund’s Statutory Prospectus and SAI are hereby deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG121481-00 (06/23)
00288485